Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14: COMMITMENTS AND CONTINGENCIES:
As of December 31, 2013, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (2012: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
In connection with the acquisition of Horamar, Navios Logistics recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of December 31, 2013, the remaining liability related to these pre-acquisition contingencies amounted to $829 ($1,039 in 2012; $2,764 in 2011) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. In the opinion of management, the ultimate disposition of these matters is expected to be immaterial to the financial statements individually and in the aggregate and will not adversely affect the Company's financial position, results of operations or liquidity.
The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through April 2026.
As of December 31, 2013, Navios Logistics has obligations related to the acquisition of new dry barges, the acquisition of three pushboats and the acquisition of the chartered-in fleet of $26,712, $483 and $11,076, respectively. As of December 31, 2013, Navios Asia concluded the acquisition of a bulk carrier vessel to be named N Bonanza for an acquisition cost of $17,500. The N Bonanza was delivered on January 27, 2014. The table below reflects the future payments for these commitments.

Amounts in thousands of U.S. Dollars
December 31, 2014	$ 50,091
December 31, 2015	3,754
December 31, 2016	1,926
Total	$ 55,771